Equity (Details)	1 Months Ended			12 Months Ended
	Aug. 25, 2021	Mar. 31, 2021 $ / shares	Mar. 24, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 28, 2021 USD ($)
Equity (Details) [Line Items]
Ordinary shares values				3,085,000	3,085,000
Aggregate of preferred shares			489,812
Aggregate gross proceeds (in Dollars) | $			$ 1,500,000
Purchase up preferred shares (in Dollars) | $			$ 500,000
Warrant received		1
Purchase of ordinary share		1
Exercise price per share (in Dollars per share) | $ / shares		$ 6.1248
Allocated warrants (in Dollars) | $				$ 274,294
Percentage of gross proceeds		5.00%
Purchase of warrants				24,491
Consideration amount (in Dollars) | $				$ 75,000
Warrants issuance cost (in Dollars) | $				$ 28,194
Description of stock spilt	D.On August 25, 2021, the Company’s general meeting of shareholders approved a reverse stock split of the Ordinary Shares and the Preferred Shares, at a ratio of 4:1 (four-to-one), so that holders of Ordinary Shares and Preferred Shares will receive one Ordinary Share and one Preferred Share, respectively, for every four Ordinary Shares and Preferred Shares held as of such date rounded to the nearest number (with 0.5 share rounded up), and to adopt an amendment to the Company’s Articles of Association to effectuate such reverse stock split.
IPO [Member]
Equity (Details) [Line Items]
Aggregate of preferred shares			489,812
Aggregate gross proceeds (in Dollars) | $						$ 15,000,000
Exercise price per share (in Dollars per share) | $ / shares		$ 7.9888
Private Placement [Member]
Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 3.06
Share capital [Member]
Equity (Details) [Line Items]
Ordinary shares values				3,085,000
Aggregate of ordinary shares					3,084,691
Due to shareholders					1,079,000.000